Note 2: Summary of Significant Accounting Practices: Use of Estimates - (Policies)	12 Months Ended
May 31, 2013
Policies
Use of Estimates -

USE OF ESTIMATES -

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates, and changes in these estimates are recorded when known. Significant items subject to such estimates and assumptions include, but are not limited to, the following:

Estimates of proved reserves and related estimates of the present value of future net revenues;
Carrying value of oil and gas properties;
Estimates of the fair value of reporting units and related assessment of goodwill for impairment;
Income taxes;
Asset retirement obligations;
Legal contingencies and environmental risks and exposures.